Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of subsidiaries [Table Text Block]
				Beneficial ownership of ultimate controlling party (Hudbay Minerals Inc.)
Name	Jurisdiction	Business	Entity's Parent	2022	2021
HudBay Marketing & Sales Inc.	Canada	Marketing and sales	HMI	100%	100%
HudBay Peru Inc.	British Columbia	Holding company	HMI	100%	100%
HudBay Peru S.A.C.	Peru	Exploration/development	HudBay Peru Inc.	100%	100%
HudBay (BVI) Inc.	British Virgin Islands	Precious metals sales	HudBay Peru Inc.	100%	100%
Hudbay Arizona Inc.	British Columbia	Holding company	HMI	100%	100%
Copper World, Inc.	Arizona	Exploration/development	HudBay Arizona (US) Holding Corporation	100%	100%

Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2022	2021
Short-term employee benefits[1]	$9,915	$10,283
Post-employment benefits	959	837
Termination benefits	2,287	-
Long-term share-based awards	6,646	6,737
	$19,807	$17,857